VIA EDGAR

                              January 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Global Natural Resources Fund (Reg. No. 2-67827)
     (811-3061) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information dated December 30, 1996 that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 24, 1996.

     Comments or questions concerning this certificate may be directed to Frederick Marius at 1-800-225-2465, ext. 11796.

                         Very truly yours,
                         Putnam Global Natural Resources Fund

                         /s/ Gordon H. Silver
                    By:  ----------------------------------
                         Gordon H. Silver
                         Vice President


cc:  John Kingston, Esq.